Income tax (Tables)	12 Months Ended
Mar. 31, 2023
Major components of tax expense (income) [abstract]
Reconciliation of Income Taxes at Statutory Rates

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	For the Year Ended March 31,
	2023	2022
Earnings (loss) for the year	$(5,457,763)	$(1,749,870)

Expected income tax (recovery)	(337,114)	(181,189)
Change in statutory, foreign tax, foreign exchange rates and other	(11,013)	(51,491)
Permanent Difference	9,093	86,824
Change in unrecognized deductible temporary differences	339,034	145,856
Total income tax expense (recovery)	$—	$—

Summary of Net Deferred Tax Asset (Liability)

	Year Ended March 31,
	2023	2022
Deferred Tax Assets (liabilities)
Non-capital losses available for future period	979,448	569,585
	979,448	569,585
Unrecognized deferred tax assets	(979,448)	(569,585)
Net deferred tax asset (liability)	$—	$—

Summary of Temporary Differences

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	As of March 31,		As of March 31,
	2023	Expiry Date Range	2022	Expiry Date Range
Temporary Differences
Non-capital losses available for future period - finite	463,605	5 years	—	N/A
Non-capital losses available for future period	4,602,150	No expiry date	3,350,502	No expiry date